Variant Alternative Income Fund

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares/ Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in private investment companies - 23.7%
Litigation Finance
EAJF ESQ FUND LP (a)(e)(f)	-	5/26/2022	$35,000,000	$38,559,804	1.4
Equal Access Justice Fund LP (a)(e)(f)	-	3/30/2021	45,000,000	51,116,917	1.8
Series 4 - Virage Capital Partners LP (a)(e)(f)	-	9/1/2018	883,896	1,676,743	0.1
Series 6 - Virage Capital Partners LP (a)(e)(f)	-	10/31/2019	16,000,000	21,841,617	0.8
Virage Recovery Fund (Cayman) LP (a)(f)	3,814,489	8/6/2019	15,286,170	12,146,618	0.4
			112,170,066	125,341,699	4.5
Portfolio Finance
C L Levi Co-Invest, L.P. (a)(e)(f)	-	6/27/2022	11,972,880	13,583,907	0.5
Crestline Portfolio Financing Fund II (US), L.P. (a)(e)(f)	-	8/26/2021	1,554,813	1,893,582	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (a)(e)(f)	-	4/25/2018	401,649	668,845	0.0
Crestline Praeter, L.P. - Zoom (a)(e)(f)	-	12/26/2019	2,826,366	3,678,279	0.1
RIVER HORSE HOLDINGS II LP (a)(e)(f)	-	1/6/2023	3,600,000	4,032,000	0.1
			20,355,708	23,856,613	0.8
Real Estate Debt
Oak Harbor Capital NPL VII, LLC (a)(e)(f)	-	3/1/2019	6,674,633	8,100,766	0.3
Setpoint Residential Fintech Fund LP (a)(e)(f)	-	2/4/2022	16,830,000	16,596,082	0.6
			23,504,633	24,696,848	0.9
Real Estate Equity
Montreux Healthcare Fund PLC (a)(f)(t)	48,220	2/1/2018	63,438,714	78,744,813	2.8
Prime Storage Fund II (Cayman), LP (a)(e)(f)	-	11/20/2017	996,147	1,576,383	0.1
			64,434,861	80,321,196	2.9
Royalties
MEP Capital II LP (a)(e)(f)	-	11/27/2020	7,046,639	8,241,729	0.3
MEP Capital II LP - Co-investment Sound Royalties (a)(e)(f)	-	8/3/2021	2,000,000	2,554,646	0.1
MEP Capital III LP (a)(e)(f)	-	11/1/2021	22,733,800	23,558,075	0.8
MEP Capital III LP - Co-investment Culture Works (a)(e)(f)	-	11/3/2021	2,000,000	2,207,287	0.1
MEP Capital III, L.P. - NGL (a)(e)(f)	-	3/24/2022	7,750,000	8,016,262	0.3
			41,530,439	44,577,999	1.6
Secondaries
Black Forest Structured Lending Fund (a)(f)	4,028	12/30/2022	3,685,091	4,816,029	0.2
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. (a)(e)(f)	-	11/1/2021	135,476	789,610	0.0
North Haven Offshore Infrastructure Partners A LP (a)(e)(f)	-	7/18/2019	1,566,729	1,593,139	0.1
PWP Asset Based Income ASP Fund (a)(e)(f)	-	3/29/2019	916,560	850,409	0.0
Taiga Special Opportunities LP (a)(f)	20,687,033	4/22/2022	14,432,899	19,679,201	0.7
Thor Urban Property Fund II, Inc. (a)(f)	35,695	12/30/2019	4,161,214	258,790	0.0
			24,897,969	27,987,179	1.0
Specialty Finance
ACM JEEVES CO-INVEST VEHICLE LLC (a)(e)(f)	-	11/21/2022	1,270,240	958,004	0.0
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP (a)(e)(f)	-	5/23/2022	25,375,000	25,755,175	0.9
BSRF Tax-Exempt LLC (a)(e)(f)	-	5/17/2022	20,000,000	22,525,177	0.8
CoVenture - Amzn Credit Opportunities Fund LP (a)(e)(f)	-	3/11/2021	30,573,720	30,898,782	1.1
CoVenture - No1 Credit Opportunities Fund LLC (a)(e)(f)	-	12/12/2019	1,000,000	1,011,724	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (a)(e)(f)	-	2/5/2021	3,000,000	3,032,512	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (a)(e)(f)	-	7/12/2021	7,500,000	7,572,898	0.3
CoVenture Credit Opportunities Partners Fund LP (a)(e)(f)	-	2/28/2020	20,000,000	20,391,812	0.7
DelGatto Diamond Fund QP, LP (a)(e)(f)	-	10/3/2019	18,750,000	25,850,144	0.9
OHP II LP Class B (a)(e)(f)	-	3/7/2019	1,410,538	998,145	0.0
OHPC LP (a)(e)(f)	-	5/27/2021	11,206,083	11,397,846	0.4
RIVONIA ROAD FUND LP (a)(e)(f)	-	7/29/2022	10,000,000	10,883,594	0.4
Silverview Special Situations Lending Onshore Fund LP (a)(e)(f)	-	10/19/2021	9,150,287	10,465,967	0.4
Sound Point Discovery Fund LLC (a)(e)(f)	-	3/31/2022	10,000,000	10,445,720	0.4
SP TECHNOLOGY PAYMENTS II, LLC (a)(e)(f)	-	11/10/2022	4,480,000	4,755,992	0.2
Turning Rock Fund I LP (a)(e)(f)	-	11/29/2019	4,028,919	5,315,230	0.2
Turning Rock Fund II LP (a)(e)(f)	-	11/29/2021	13,689,604	14,178,081	0.5
Upper90 Fund III, LP (a)(e)(f)	-	7/28/2022	931,296	913,924	0.0
			192,365,687	207,350,726	7.4
Transportation Finance
Aero Capital Solutions Fund, LP (a)(e)(f)	-	1/17/2019	1,306,934	1,631,217	0.1
Aero Capital Solutions Fund II, LP (a)(e)(f)	-	9/16/2019	23,562,819	38,479,449	1.4
Aero Capital Solutions Feeder Fund III, LP (a)(e)(f)	-	9/13/2021	35,000,000	44,974,154	1.6
Hudson Transport Real Asset Fund LP (a)(e)(f)	-	8/31/2018	890,650	1,171,848	0.0
ITE Rail Fund, L.P. (a)(e)(f)	-	5/25/2022	13,455,542	13,729,605	0.5
American Rivers Fund, LLC (a)(e)(f)	-	5/2/2019	22,972,826	28,570,031	1.0
			97,188,771	128,556,304	4.6
Total investments in private investment companies			576,448,134	662,688,564	23.7

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments

July 31, 2023 (Unaudited) (continued)

	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in credit facilities - 55.3%
Litigation Finance
888 FUND I LLC, 14.00%, due 4/18/2025 (a)(b)(o)	4/18/2022	58,365,152	58,365,152	2.1
Experity Ventures, LLC, Blended, due 11/10/2026 (a)(b)(g)	11/10/2021	20,433,827	20,433,827	0.7
Kerberos Capital Management SPV I LLC, 17.00%, due 8/16/2024 (a)(b)(o)	10/7/2019	53,836,611	53,836,611	1.9
Kerberos Capital Management SPV I LLC (Luckett), 19.00%, due 8/16/2024 (a)(b)(o)	1/29/2020	8,282,200	8,282,200	0.3
Kerberos Capital Management SPV I LLC (Pulvers), 12.00%, due 8/16/2024 (a)(b)(o)	10/7/2019	11,974,267	11,974,267	0.4
KERBEROS CAPITAL MANAGEMENT SPV V, LLC, 15.00%, due 5/17/2026 (a)(b)(o)	5/17/2022	20,552,625	20,552,625	0.7
Legal Capital Products, LLC, 30 Day Avg. SOFR (4.00% Floor) + 9.00%, due 10/07/2026 (a)(b)(c)	10/7/2021	26,932,841	26,932,841	1.0
RL SPV, LLC, 30 Day Avg. SOFR (2.00% Floor) + 10.50%, due 7/13/2028 (a)(b)(c)	7/13/2023	2,700,000	2,700,000	0.1
SCPFL I, LLC,, 10.00%, due 12/16/2026 (a)(b)(o)	4/21/2023	70,153,776	70,153,776	2.5
STENO AGENCY FUNDING I, LLC, 1 Month Term SOFR (3.00% Floor) + 11.00%, due 10/28/2024 (a)(b)(c)(n)	11/12/2021	4,199,225	4,199,225	0.2
Stifel Syndicated Credit LLC, 20.00%, due 6/15/2026 (a)(b)(o)	8/15/2022	4,656,285	4,656,285	0.2
STRATFORD CRESSON MT2, LLC, 30 Day Avg. SOFR (1.00% Floor) + 12.00%, due 1/05/2028 (a)(b)(c)(o)	5/12/2023	3,848,960	3,848,960	0.1
		285,935,769	285,935,769	10.2
Portfolio Finance
BA Tech Master, LP, 19.50%, due 10/03/2023 (a)(b)(o)	10/2/2018	1,879,434	1,879,434	0.1
Cirrix Finance, LLC, , 15.00% (a)(b)(j)(o)	11/4/2021	22,924,424	22,924,424	0.8
Delgatto Diamond Finance Fund, L.P., 10.50%, due 3/28/2025 (a)(b)	5/28/2021	67,340,000	67,340,000	2.4
Fairway America Fund (VII and VIIQP) LP, 30 Day Avg. SOFR (2.00% Floor and 4.00% Ceiling) + 6.00%, due 7/01/2024 (a)(b)(c)	8/7/2020	7,500,000	7,500,000	0.3
Stage Point Capital, LLC, 30 Day Avg. SOFR (2.00% Floor and 4.00% Ceiling) + 6.00%, due 12/31/2023 (a)(b)(c)	9/5/2019	11,300,000	11,300,000	0.4
Viscogliosi Brothers, LLC, 30 Day Avg. SOFR (1.00% Floor) + 14.00% , due 10/31/2023 (a)(b)(c)(o)	10/27/2021	6,643,089	6,643,089	0.2
		117,586,947	117,586,947	4.2
Real Estate Debt
CDMX II Fund, LLC, 13.00%, due 11/30/2027 (a)(b)	12/1/2022	11,256,788	11,256,788	0.4
Drummond Ross Limited, 10.00%, due 1/31/2024 (a)(b)(o)	1/7/2022	5,020,393	5,254,305	0.2
Montreux Holdings Limited , 14.00%, due 5/22/2026 (a)(b)(o)	5/22/2023	18,624,000	19,250,550	0.7
Tailor Ridge REIT, LLC, 30 Day Avg. SOFR (2.00% Floor and 4.00% Ceiling) + 6.00%, due 7/31/2025 (a)(b)(c)	8/18/2021	4,250,000	4,250,000	0.2
TruNorth Star RTL Co-Invest, LLC, 13.00%, due 2/27/2026 (a)(b)(o)	2/27/2023	12,331,433	12,331,433	0.4
		51,482,614	52,343,076	1.9
Royalties
ARC LPW I, LLC, 13.00%, due 10/31/2025 (a)(b)	9/26/2019	54,435,252	44,247,126	1.6
BEATFUND II, LLC, 30 Day Avg. SOFR (1.00% Floor) + 10.00%, due 11/25/2025 (a)(b)(c)	11/25/2022	15,973,647	15,973,647	0.6
CASCADE ENERGY GROUP, LLC, 30 Day Avg. SOFR (1.00% Floor and 4.00% Ceiling) + 10.75%, due 7/20/2025 (a)(b)(c)	7/20/2022	9,614,290	9,614,290	0.3
Marine Street, L.P., Blended (a)(b)(h)(k)(o)(v)	3/22/2022	78,705,450	73,889,464	2.6
		158,728,639	143,724,527	5.1
Specialty Finance
5 Core Capital LLC, 30 Day Avg. SOFR (1.00% Floor) + 9.75%, due 4/25/2026 (a)(b)(c)	10/28/2020	14,632,150	14,632,150	0.5
ACMV Factor Finance SPV LLC, 12.00%, due 11/30/2023 (a)(b)(v)	11/24/2021	31,482,464	31,482,464	1.1
ADVANTECH SERVICIOS FINANCIEROS, SOCIEDAD ANÓNIMA PROMOTORA DE INVERSIÓN DE CAPITAL VARIABLE, 30 Day Avg. SOFR (1.00% Floor and a 3.50% Ceiling) + 8.00%, due 8/13/2026 (a)(b)(c)	11/5/2020	26,800,000	26,800,000	1.0
Aion Acquisition, LLC (a)(b)(j)	3/31/2021	1,217,193	267,676	0.0
Aion Acquisition, LLC (a)(b)(j)	3/31/2021	538,513	141,079	0.0
App Academy Financial, LLC, 12.00%, due 2/23/2024 (a)(b)	3/23/2021	2,473,447	2,473,447	0.1
Art Lending, Inc. (Dart Milano S.R.L 1) 9.50% (a)(b)(j)(n)	4/14/2021	12,553,485	12,252,269	0.4
Art Lending, Inc. (Dart Milano S.R.L 2) 8.68% (a)(b)(j)(n)	12/17/2021	14,208,141	13,802,097	0.5
Art Lending, Inc. (Procacini S.L. - 1) 10.00% (a)(b)(j)(n)	8/26/2020	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2) 9.50% (a)(b)(j)(n)	4/14/2021	4,047,827	4,047,827	0.1
Art Money International, Co., 8.00%, due 12/09/2023 (a)(b)	12/9/2019	435,000	435,000	0.0
Art Money International, Co., 30 Day Avg. SOFR (2.00% Floor) + 10.00% (a)(b)(c)(u)	6/12/2018	5,300,000	5,300,000	0.2
AVISTA COLOMBIA S.A.S, 14.00%, due 9/28/2025 (a)(b)(g)	3/29/2021	9,665,400	9,665,400	0.3
Bandon VAIF, LLC, 12.00% (a)(b)(j)	2/10/2020	4,424,431	2,021,986	0.1
Bandon VAIF, LLC, 15.00%, due 1/24/2024 (a)(b)	2/15/2022	79,000	79,000	0.0
BPIIHR HOLDCO, LLC, 12.00%, due 10/28/2026 (a)(b)(o)	11/1/2021	3,093,717	3,093,717	0.1
BUNDLED UP LLC, 30 Day Avg. SOFR (1.00% Floor) + 10.50%, due 10/01/2025 (a)(b)(c)	11/18/2022	33,884,959	33,884,959	1.2
CF Holdings II, LLC, CME 3 month SOFR (4.00% ceiling)+ 11.00%, due 12/09/2024 (a)(b)(c)(n)	12/28/2021	4,958,754	4,958,754	0.2
CIBANCO, S.A. INSTITUCIÓN DE BANCA MÚLTIPLE, 14.55%, due 3/27/2027 (a)(b)(o)	4/5/2023	3,763,102	3,763,102	0.1
Coromandel SPV LLC, 10.00%, due 7/01/2024 (a)(b)(v)	1/13/2020	108,111,952	108,111,952	3.9
ECG BOREAL FUNDING, LLC, Blended, due 8/29/2024 (a)(b)(c)(m)(n)	12/28/2021	7,615,385	7,615,385	0.3
Envest (Canada) Holdings Corp., 12.00%, due 11/30/2024 (a)(b)	11/30/2022	20,952,800	20,952,800	0.7
EQUITY LINK, S.A.P.I. DE C.V., SOFOM E.N.R., 30 Day Avg. SOFR (2.00% Floor) + 9.50%, due 7/28/2024 (a)(b)(c)	4/29/2021	10,530,000	10,530,000	0.4
F88 Business JSC, 11.00%, due 12/13/2023 (a)(b)(n)	1/13/2023	6,750,000	6,750,000	0.2
FilmRise Acquisitions LLC, 13.50%, due 9/17/2025 (a)(b)	9/14/2022	6,471,869	6,471,869	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust, 11.25%, due 4/15/2024 (a)(b)(o)	4/14/2021	7,652,000	6,764,108	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust, 11.25%, due 1/18/2024 (a)(b)(o)	1/20/2021	10,000,000	8,728,710	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust, 12.00%, due 11/09/2023 (a)(b)(o)	11/6/2020	30,000,000	27,825,790	1.0
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - B Class, 12.50%, due 9/08/2023 (a)(b)(o)	9/7/2021	10,000,000	9,013,689	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - C Class, 12.00%, due 3/22/2024 (a)(b)(o)	3/21/2022	5,000,000	4,524,768	0.2
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R., 11.00%, due 8/12/2025 (a)(b)	8/12/2021	9,500,000	9,500,000	0.3
HFP SPV I, LLC , PRIME (8.00% Floor) + 9.00%, due 3/12/2025 (a)(c)(n)	5/17/2023	20,000,000	20,000,000	0.7
KSPV 2, LLC, CME 3 month SOFR (2.50% Ceiling) + 12.50%, due 7/15/2024 (a)(b)(c)(n)	12/28/2021	5,300,000	5,300,000	0.2
KY LAN ASSET FINANCE 1, 9.50%, due 1/26/2024 (a)(b)	1/26/2022	12,078,947	12,078,947	0.4
LAMBDA SCHOOL III SPV LLC, 12.00%, due 9/28/2023 (a)(b)	6/18/2021	2,033,486	2,033,486	0.1
LCA Crackpital, S.A.P.I. de C.V. SOFOM, E.N.R., 15.25% (a)(b)(j)	4/21/2021	624,492	624,492	0.0
Lima Impact Fund Pte. Ltd, 11.00%, due 10/31/2023 (a)(b)(n)	11/15/2022	4,000,000	4,000,000	0.1

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments

July 31, 2023 (Unaudited) (continued)

	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in credit facilities - 55.3% (continued)
Specialty Finance (continued)
OSPREY AV I LLC, 13.25%, due 6/12/2026 (a)(b)	6/14/2023	5,202,000	5,202,000	0.2
Payjoy Inc., 14.50%, due 11/25/2024 (a)(b)(n)	1/13/2021	10,000,000	10,000,000	0.4
Pier Asset Management LLC (Series 6), SONIA (1.00% Floor) + 13.50%, due 2/10/2024 (a)(b)(c)(n)	2/9/2022	41,497,623	41,497,623	1.5
Pier Asset Management LLC (Series 9), 1 Month Term SOFR (1.00% Floor and 5.00% Ceiling) + 14.00%, due 6/22/2024 (a)(b)(c)(n)	12/23/2022	8,313,000	8,313,000	0.3
PT AWAN TUNAI INDONESIA, 5.00%, due 4/01/2024 (a)(b)	9/9/2020	22,500,200	22,500,200	0.8
RAINFOREST LIFE PTE. LTD., Blended, due 8/20/2024 (a)(b)(l)	8/20/2021	15,735,368	15,735,368	0.6
RKB BRIDGE SOLUTIONS, LLC, 30 Day Avg. SOFR (1.00% Floor and a 3.00% Ceiling) + 6.75%, due 3/31/2025 (a)(b)(c)	4/21/2022	1,471,500	1,471,500	0.1
Salaryo Capital II LLC, 11.00% (a)(b)(j)	1/30/2020	8,500,000	8,500,000	0.3
SEIA Purchasing LLC, 13.00%, due 10/12/2024 (a)(b)(v)	10/12/2022	32,272,255	32,272,255	1.1
ShopUp Pte. Ltd., 12.00%, due 5/26/2024 (a)(b)(n)	6/2/2023	10,000,000	10,000,000	0.4
SPV. Collections LLC, Prime (4.90% Floor) + 7.75%, due 3/06/2024 (a)(b)(c)	10/31/2022	23,520,000	23,520,000	0.8
SQUARE KILOMETER CAPITAL SPV LLC,, 30 Day Avg. SOFR + 11.00%, due 11/08/2024 (a)(b)(c)	11/9/2022	9,500,000	9,500,000	0.3
SSC SPV No.1 LLC, 9.00%, due 1/24/2025 (a)(b)(v)	8/9/2019	68,927,487	68,927,487	2.5
SSL DB WEST LLC, 30 Day Avg. SOFR (2.00% Floor) + 10.00%, due 4/07/2026 (a)(b)(c)	4/14/2023	22,858,378	22,858,378	0.8
Star Strong Funding LLC, 8.00%, due 12/31/2023 (a)(b)(o)	2/4/2022	753,211	753,211	0.0
STAT CAPITAL SPV LLC, 30 Day Avg. SOFR (1.00% Floor) + 9.75%, due 4/25/2026 (a)(b)(c)	4/29/2022	12,000,000	12,000,000	0.4
STEEL RIVER SYSTEMS LLC, 12/22/2024(a)(b)(i)	12/22/2022	2,117,684	2,117,684	0.1
STRIDE ALTERNATIVE EDUCATION FUND 1, 14.00%, due 6/10/2029 (a)(b)	6/13/2022	6,818,000	6,818,000	0.2
TCM Card LLC, 13.50%, due 11/30/2024 (a)(b)(n)	5/1/2023	500,000	500,000	0.0
TCM Produce LLC, 14.00%, due 12/31/2024 (a)(b)(n)	5/19/2021	10,295,000	10,295,000	0.4
Terra Payment Services (Mauritius), 10.75%, due 12/26/2024 (a)(b)(n)	1/10/2022	4,285,714	4,285,714	0.2
Vantage Borrower SPV I LLC, 12.00%, due 4/30/2024 (a)(b)	9/11/2020	3,000,000	3,000,000	0.1
Wallace Management Co. LLC, 30 Day Avg. SOFR (1.00% Floor) + 13.00%, due 9/06/2023 (a)(b)(c)	9/8/2022	7,222,222	7,222,222	0.3
Watu Holdings Ltd, 13.00%, due 5/07/2024 (a)(b)(n)	4/11/2022	10,000,000	10,000,000	0.4
Zanifu Limited, 30 Day Avg. SOFR (2.00% Floor) + 13.00%, due 4/17/2026 (a)(b)(c)	4/18/2023	433,924	433,924	0.0
		789,869,997	779,618,406	27.7
Trade Finance
DRIP CAPITAL SPV VASCO LLC - Series 2022-X, 8.00%, due 9/15/2023 (a)(b)	12/15/2022	300,000	300,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-E, 8.00%, due 9/01/2023 (a)(b)	1/31/2023	625,000	625,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-L, 8.00%, due 11/03/2023 (a)(b)	3/31/2023	550,000	550,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-S, 9.00%, due 8/25/2023 (a)(b)	5/25/2023	5,000,000	5,000,000	0.2
MEDTRADE CAPITAL LLC, 7/31/2025 (a)(b)(i)(o)	4/30/2022	131,936,554	126,257,625	4.5
Octagon Asset Management, LLC - (Deal: Tru Grit 7) (a)(b)(j)(o)(i)	3/9/2021	22,455,042	22,455,042	0.8
		160,866,596	155,187,667	5.5
Transportation Finance
Inclusion South Africa Proprietary Limited, 1 Month Term SOFR (1.00% Floor) + 12.50%, due 9/23/2025 (a)(b)(c)(n)	9/27/2022	17,801,250	17,801,250	0.6

Warehouse Facilities
edly WH Investors 2019-1, LLC, 12.00%, due 12/07/2023 (a)(b)	10/9/2019	2,486,710	2,486,712	0.1
Homelight Homes Real Estate, LLC, 13.50%, due 8/31/2024 (a)(b)	10/8/2020	1,356,688	1,356,686	0.0
		3,843,398	3,843,398	0.1
Total investments in credit facilities		1,586,115,210	1,556,041,040	55.3

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments

July 31, 2023 (Unaudited) (continued)

	Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in special purpose vehicles - 7.6%
Litigation Finance
YS Law Firm Financing VII (a)(e)(f)	-	4/5/2018	233,133	351,197	0.0
Real Estate Debt
CDMX DEBT FUND, LLC (a)(b)(e)	-	4/25/2022	14,911,719	17,202,644	0.6
Monticello Funding, LLC Series BTH 48 (a)(e)(f)	-	7/23/2021	2,250,000	2,280,434	0.1
Monticello Funding, LLC Series BTH 49 (a)(e)(f)	-	8/16/2021	828,947	839,106	0.0
Monticello Funding, LLC Series BTH 54 (a)(e)(f)	-	12/17/2021	1,990,161	2,015,070	0.1
Monticello Funding, LLC Series BTH 55 (a)(e)(f)	-	12/17/2021	2,500,000	2,531,011	0.1
Monticello Funding, LLC Series BTH 56 (a)(e)(f)	-	12/17/2021	7,155,449	7,227,772	0.3
Monticello Structured Products, LLC Series SH-52 (a)(e)(f)	-	3/30/2022	1,500,000	1,520,721	0.1
Monticello Structured Products, LLC Series SH-62 (a)(e)(f)	-	5/6/2022	800,000	810,820	0.0
			31,936,276	34,427,578	1.3
Real Estate Equity
PHX Industrial Portfolio AMP SPV, LLC (a)(e)(f)	-	12/20/2021	8,493,394	10,888,392	0.4
CX LIVELY INDIGO RUN DEPOSITOR, LLC (a)(b)(e)	-	5/9/2022	7,995,690	7,872,789	0.3
CX Midwest Industrial Logistics Depositor, LLC (a)(b)(e)	-	6/24/2022	9,700,000	9,327,482	0.3
CX Mode at Hyattsville Depositor, LLC (a)(b)(e)	-	10/18/2022	11,853,375	11,853,375	0.4
CX Owings Mills Multifamily Depositor, LLC (a)(b)(e)	-	7/12/2022	9,900,000	9,029,875	0.3
CX Residences at Congressional Village Depositor, LLC (a)(b)(e)	-	6/27/2022	9,675,000	9,363,845	0.3
CX Station at Clift Farm Depositor, LLC (a)(b)(e)	-	12/27/2021	9,912,000	9,805,436	0.4
			67,529,459	68,141,194	2.4
Royalties
Round Hill Music Carlin Coinvest, LP (a)(d)(e)(f)	-	10/1/2017	929,104	1,368,381	0.0
Specialty Finance
Cirrix Investments, LLC (a)(e)(f)	-	1/27/2022	5,000,000	6,102,807	0.2
CoVenture - Clearbanc Special Assets Fund LP (a)(e)(f)	-	3/12/2019	237,649	239,339	0.0
Lendable SPC (behalf of Segregated Investment Vehicle 1) (a)(e)(f)	-	7/31/2020	102,900,000	97,838,372	3.5
PSC US BADGER LLC (a)(e)(f)	-	10/20/2021	5,538,413	5,886,345	0.2
			113,676,062	110,066,864	3.9
Transportation Finance
YS Vessel Deconstruction I (a)(b)(e)	-	6/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles			214,804,034	214,555,215	7.6

Investments in direct equities - 0.2%
Specialty Finance
Aion Financial - Equity (a)(b)	219,220	3/31/2021	22	34,913	0.0
Art Money International, Co. - Convertible Shares (a)(b)	-	11/5/2021	0	59,661	0.0
Coromandel SPV LLC (a)(b)	-	9/8/2021	0	195,255	0.0
INTERNEX CAPITAL LLC (a)(b)	359,701	4/1/2022	1,250,000	1,250,000	0.0
Preteur Inc. (a)(b)	400,000	3/28/2023	0	2,165,666	0.1
STAR STRONG FUNDING LLC (a)(b)	-	4/27/2022	348,000	1,851,219	0.1
			1,598,022	5,556,714	0.2
Transportation Finance
Inclusion South Africa Proprietary Limited (a)(b)(p)	0	9/27/2022	0	57,574	0.0

Total investments in direct equities			1,598,022	5,614,288	0.2

	Shares
Investments in warrants - 0.1%
Litigation Finance
KERBEROS CAPITAL MANAGEMENT SPV V, LLC (a)(b)(q)	-	5/17/2022	0	2,845,599	0.1
Specialty Finance
RAINFOREST LIFE PTE. LTD. (a)(b)(r)	-	8/20/2021	0	729,477	0.0
Vantage Borrower SPV I LLC (a)(b)(s)	29,206	1/27/2021	0	525,915	0.0
			0	1,255,392	0.0
Total investments in warrants			0	4,100,991	0.1

Investments in money market instruments - 12.1%
GS Financial Square Government Fund, Institutional Shares, 5.13% (a)(w)	338,738,451		338,738,451	338,738,451	12.1
Total investments in money market instruments			338,738,451	338,738,451	12.1

Total Investments (cost $2,717,703,851)				$2,781,738,549	99.0
Other assets less liabilities				25,096,799	1.0
Net Assets				$2,806,815,348	100.0

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments

July 31, 2023 (Unaudited) (continued)

FUTURES CONTRACTS	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	Sep 2023	(909)	(61,458,796)	(61,166,610)	292,186
CME British Pound	Sep 2023	(229)	(17,934,856)	(18,378,681)	(443,825)
CME Euro Dollar	Sep 2023	(8)	(1,081,268)	(1,102,450)	(21,182)
CME Mexican Peso	Sep 2023	(598)	(16,982,213)	(17,718,740)	(736,527)
TOTAL FUTURES CONTRACTS			$(97,457,133)	$(98,366,481)	$(909,348)

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate security.
(d)	100% of this special purpose vehicle is invested in one music catalog.
(e)	Private investment company or special purpose vehicle does not issue shares or units.
(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 1 for respective investment strategies, unfunded commitments and redemptive restrictions.
(g)	Security has a blended interest rate of 13.00% fixed for draws up to $15MM and 30 Day Avg. SOFR + 13.00% for draws above $15MM.
(h)	Security has a blended interest rate of 8.50% and 9.00% based on underlying collateral.
(i)	The security is structured as profit sharing agreement subject to a preferred return.
(j)	Security is in winddown with no specific maturity date.
(k)	Variable maturity dates maturing through 4/30/2024.
(l)	Security has a blended interest rate of 14.00% for draws up to $13,000,500 and 12.70% for draws above $13,000,500.
(m)	Security has a blended interest rate of CME 3 month SOFR + 10.00% for 85% advance rates and CME 3 month SOFR + 13.00% for 90% advance rates.
(n)	This investment was made through a participation.
(o)

The security is PIK interest. This indicates that interest accrued within a period may be capitalized into the principal balance of the security or interest is collected periodically with no specific terms

(p)	This investment is a grant. The grant can be exercised at 200 EUR when an equity investment is made by the participation through Rivonia Road Capital, LLC
(q)	This warrant's expiration date is on the tenth anniversary of its date of issue (5/17/2022). The exercise price is $0.01.
(r)	This warrant's expiration date is on the tenth anniversary of its effective date (7/13/2021). The exercise price is $0.01.
(s)	This warrant's expiration date is on the tenth anniversary of its initial vest date (5/1/2020). The exercise price is $0.01.
(t)	This security has a component that resembles a synthetic put, which has a 14% return floor.
(u)	This security is currently on a one-month rolling extension.
(v)	This investment is structured with a profit sharing component.
(w)	Rate listed is the 7-day effective yield at 7/31/2023.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Portfolio Allocation (Unaudited)

July 31, 2023 (Unaudited)

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	55.3%
Private Investment Companies	23.7%
Short-Term Investments	12.1%
Special Purpose Vehicles	7.6%
Direct Equities	0.2%
Warrants	0.1%
Total Investments	99.0%
Other assets less liabilities	1.0%
Total Net Assets	100.0%

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as the Fund’s valuation designee (in this capacity, the “Valuation Designee”) to perform fair value determinations.

The Fund values its investments at fair value. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”).The Board has delegated the day to day responsibility for fair value determinations in accordance with the Valuation Procedures and pricing to the Investment Manager (“Valuation Designee”), subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the- counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (i.e. credit facilities, other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023 (continued)

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Foreign Currency Exchange Future Contracts

The Fund may utilize foreign currency future contracts (“contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these contracts are major U.S. financial institutions. As of July 31, 2023, the Fund had 1,744 outstanding forward currency contracts sold short. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023 (continued)

2. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 - Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 - Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using jn the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023 (continued)

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by various collateral. The debt offerings are generally short-term in nature and carry a fixed interest rate. During the period ended July 31, 2023, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as practical expedient, while others are categorized as Level 3 of the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of July 31, 2023. During the period ended July 31, 2023, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of July 31, 2023. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023 (continued)

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of July 31, 2023. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$-	$662,688,564	$662,688,564
Credit Facilities	-	-	1,556,041,040	-	1,556,041,040
Special Purpose Vehicles	-	-	74,655,446	139,899,769	214,555,215
Direct Equities	-	-	5,614,288	-	5,614,288
Warrants	-	-	4,100,991	-	4,100,991
Short-Term Investments	338,738,451	-	-	-	338,738,451
Total Investments	$338,738,451	$-	$1,640,411,765	$802,588,333	$2,781,738,549

Other Financial Instruments[1]
Futures Contracts	(909,348)	-	-	-	(909,348)
Total Assets	$337,829,103	$-	$1,640,411,765	$802,588,333	$2,780,829,201

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended July 31, 2023:

	Credit Facilities	Special Purpose Vehicles	Direct Equities	Warrants
April 30, 2023	$1,411,380,108	$79,096,321	$5,614,288	$3,477,714
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	(3,654,255)	(1,275,737)	-	623,277
Transfers Into Level 3	-	-	-	-
Transfers Out of Level 3	-	-	-	-
Recategorized	-	-	-	-
Purchases	206,117,984	842,237	-	-
Sales	(57,802,797)	(4,007,375)	-	-
July 31, 2023	$1,556,041,040	$74,655,446	$5,614,288	$4,100,991
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at July 31, 2023	$(3,654,255)	$(1,275,737)	$-	$623,277

Variant Alternative Income Fund

Notes to Financial Statements

July 31, 2023 (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of July 31, 2023.

Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Credit Facilities	1,556,041,040	Market Approach Discounted Cash Flow	Recent transaction price Ownership % Multiple Interest rate Discount rate	N/A 45.00% 8.00x 11.25% - 12.50% 10.00%	N/A N/A N/A 11.87% 10.00%	Increase Increase Increase Decrease Decrease
Special Purpose Vehicles	74,655,446	Market Approach Income approach	Recent transaction price Preferred Return	N/A 12.00%	N/A 12.00%	Increase Increase
Direct Equities	5,614,288	Discounted Cash Flow Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Discount Rate Loan Loss Reserve Market Multiple Market Valuation Ownership % Price Per Share Strike Price	20.00% - 35.00% 3.00% 8.15x 1.95% 15.00% - 30.00% 6.00% 10.00x - 20.00x $17,500,000 - $50,000,000 1.33% - 2.82% $3.48 EUR 200	20.95% N/A N/A N/A 20.03% N/A 15.00x $29,497,721 2.27% $3.48 N/A	Decrease Increase Increase Increase Decrease Increase Decrease Increase Increase Increase Increase
Warrants	4,100,991	Market Approach	Agent Fee % Discount Rate Market Mutiple Market Valuation Ownership % Price Per Share	15.00% 15.00% - 25.00% 10.00x $18,885,500 0.60% - 15.00% $20.99	NA 20.00% 10.00x $18,855,500 12.06% NA	Decrease Decrease Increase Increase Increase Increase

(1)	Unobservable inputs were weighted by the fair value of the instruments as of period ended 7/31/23